Retirement Plans (Accumulated Benefit Obligations In Excess Of Plan Assets) (Details) - USD ($) $ in Millions	May 29, 2016	May 31, 2015
Compensation and Retirement Disclosure [Abstract]
Accumulated benefit obligation for all defined benefit plans	$ 298.5	$ 288.4
Pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	298.5	288.4
Fair value of plan assets	242.0	236.6
Projected benefit obligations for all plans with projected benefit obligations in excess of plan assets	$ 298.5	$ 288.4